Fees Summary	Nov. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 600,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	82,860.00
Total Offset Amount	0.00
Net Fee	$ 82,860.00
Final Prospectus	true